Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfnttxfrmnmtfd-20160526_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES and SUMMARY PROSPECTUSES

OF

WELLS FARGO MONEY MARKET FUNDS

Wells Fargo National Tax-Free Money Market Fund
(the "Fund")

At a meeting held on May 24-25, 2016, the Board of Trustees of the Fund approved the following changes, effective immediately.

The sections entitled "Principal Investment Strategies" for the Fund is amended as follows:

The sentence "We will only purchase First Tier securities" is deleted from the second paragraph.

The sentence "We will only purchase securities that we have determined present minimal credit risk." is added to the last paragraph.

Current language	Replacement language effective immediately

Under normal circumstances, we invest:
■ exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
■ at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Under normal circumstances, we invest:
■ exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
■ at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo National Tax-Free Money Market Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■ exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
■ at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.